Stockholders' Equity (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012 Y	Mar. 31, 2012	Mar. 31, 2009	Aug. 05, 2008
Stockholders' Equity
Number of shares authorized to be repurchased				5,000,000
Number of shares repurchased		742,000	299,956
Value of shares repurchased		$ 49,991	$ 31,609
The limit of repurchase of common stock authorized.	$ 200,000
Period for repurchase of shares (in years)	2